Property, plant and equipment (Details 2) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Depreciation expense	$ 90,200,510	$ 89,224,517
Recognized in net incomes [Member]
Depreciation expense	87,471,320	86,557,532
Recognized in others assets [Member]
Depreciation expense	$ 2,729,190	$ 2,666,985